Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Equipment	Equipment consists of office equipment, software, furniture and fittings.

(In US$ millions)	December 31, 2017	December 31, 2016
Cost	84	77
Accumulated depreciation (1)	(55)	(36)
Net book value	29	41